Segmented Financial Information (Schedule of Revenue from Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 48,052	$ 28,990
Percentage of total revenue	100.00%	100.00%
Asia [member]
Disclosure of geographical areas [line items]
Revenue	$ 24,120	$ 6,747
European Union [member]
Disclosure of geographical areas [line items]
Revenue	16,854	14,377
Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue	2,697	3,906
North America [member]
Disclosure of geographical areas [line items]
Revenue	1,514	2,525
Africa [member]
Disclosure of geographical areas [line items]
Revenue	1,145	358
Middle East [member]
Disclosure of geographical areas [line items]
Revenue	1,037	288
South and Central America [member]
Disclosure of geographical areas [line items]
Revenue	350	693
Oceania and Carribbean [member]
Disclosure of geographical areas [line items]
Revenue	$ 335	$ 96
First Largest (Power Segment) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	21.00%	10.00%
Second Largest (2016 and 2014, Generation, 2015 Power) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	10.00%	9.00%
Third Largest (2016 Power, 2015, Generation, 2014 Power/Generation) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	8.00%	9.00%
Fourth Largest (2016 and 2015 Generation, 2014 Power) [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	7.00%	8.00%
All Other Customers [member]
Disclosure of geographical areas [line items]
Percentage of total revenue	54.00%	64.00%